Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Future minimum lease payments due under non-cancellable operating leases at December 31, 2012 were as follows:

        Fiscal year ending:

Total
(in thousands)
2013	$4,580
2014	3,330
2015	2,209
2016	1,628
2017	519
Thereafter	431

Total	$12,697